Income taxes - Narrative (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	$ 38,371	$ 41,380
Cash and cash equivalents	1,699,206	1,707,985	$ 213,831
Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	225,002	291,255
Deferred tax asset is recognised from loss	162,693	217,563
Non-operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	469,097	485,546
Net deferred tax asset	4,810	4,848
Deferred tax asset is recognised from loss	20,534	19,436
Unrecognized losses	448,563	466,110
Expiring at various dates up to 2040 | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	82,548	59,390
No expiry dates | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	142,454	231,865
Unrecognized losses	36,984	42,053
Expiring at various dates up to 2032 | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized losses	25,325	31,639
Foreign countries | Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Cash and cash equivalents	1,420,634	836,101
Undistributed earnings from foreign subsidiaries for which deferred tax liabilities have not been recorded	$ 6,290,351	$ 5,565,437